GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
	Year ended December 31,
	2022	2021	2020

Europe	$41,773	$58,414	$94,644
Asia and Oceania	29,888	44,227	23,519
Americas	21,791	19,391	8,131
Middle East and Africa	29,285	23,568	9,628

	$122,737	$145,600	$135,922

Schedule of Major Customers
	Year ended December 31,
	2022	2021	2020

1st Customer	-	11%	43%
2nd Customer	-	-	11%

	-	11%	54%

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2022	2021
Long-lived assets:
Israel	$18,472	$21,821
Other	1,151	1,692

	$19,623	$23,513